Income Taxes - Schedule of Provision for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current provision:
Current provision, U.S. federal	$ 318.1	$ 328.5	$ 301.2
Current provision, U.S. state	9.0	18.0	10.8
Current provision, Non-U.S.	60.6	21.3	11.8
Total current provision	387.7	367.8	323.8
Deferred (benefit) provision:
Deferred (benefit) provision, U.S. federal	(101.7)	(75.5)	(53.2)
Deferred (benefit) provision, U.S. state	1.2	5.6	(3.9)
Deferred (benefit) provision, Non-U.S.	(174.5)	(151.1)	(69.8)
Total deferred (benefit) provision	(275.0)	(221.0)	(126.9)
Total provision for income taxes	$ 112.7	$ 146.8	$ 196.9